Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2022
Deferred Acquisition Costs
Deferred Acquisition Costs

8. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Balance at beginning of year	$3,749.1	$3,398.5	$3,509.9
Costs deferred during the year	378.9	461.2	456.6
Amortized to expense during the year(1)	(383.4)	(284.2)	(386.9)
Adjustment related to unrealized (gains) losses on available-for-sale securities and derivative instruments(2)	934.8	173.6	(181.1)
Balance at end of year	$4,679.4	$3,749.1	$3,398.5
(1)	Includes adjustments for revisions to estimated gross profits. Amortization for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.
(2)	The adjustment for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.